Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:

	SCT Total Compensation for PEO (1)	Compensation Actually Paid to PEO (2)	Average SCT Total Compensation for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Company’s Cumulative TSR (4)	Peer Index Cumulative TSR (5)	Net Income (6)	Adjusted EBITDA (7)
2023	$29,075,616	$20,082,673	$4,737,996	$1,136,383	$53	$113	($744,962,000)	$516,887,000
2022	$6,805,461	$3,099,419	$2,095,160	$1,175,506	$102	$79	$43,173,000	$498,806,000
2021	$14,837,267	$20,206,196	$4,097,377	$5,382,806	$125	$120	$9,536,000	$350,067,000
(1)
The dollar amounts reported represent the amounts reported in the “Total” column of the Summary Compensation Table in each applicable year for our CEO, Jonathan Fitzpatrick (our “PEO”).
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and the average “compensation actually paid” to our NEOs as a group, excluding our PEO (the “Non-PEO NEOs”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to 2023 total compensation to determine the 2023 compensation actually paid, with amounts for Non-PEO NEOs reflected as the average amounts for the Non-PEO NEOs as a group:

2023 Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$29,075,616	$4,737,996
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($27,806,174)	($4,042,069)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$1,081,432	$331,641
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$18,141,533	$1,040,923
Plus (less), change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior years that vested in the year	($409,734)	$381,409
Less, prior year-end fair value for any equity awards forfeited in the year	$0	($1,313,519)
2023 Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs	$20,082,673	$1,136,383
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are (i) for 2023, Gary Ferrera, Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia, and (ii) for 2022 and 2021, Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia.
(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year and January 15, 2021 by the Company’s share price as of January 15, 2021.
(5
)
The peer group used for this purpose is the following published industry index: S&P Retailing Industry Group Index.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Adjusted EBITDA is our earnings before interest expense, net, income tax expense, and depreciation and amortization, with further adjustments for acquisition-related costs, equity compensation, loss on debt extinguishment and certain non-recurring, non-core, infrequent or unusual charges. For more information regarding Adjusted EBITDA, including a reconciliation of it to the nearest GAAP metric, see Exhibit A. We adjusted how we calculated our Adjusted EBITDA to exclude adjustments for straight line rent; as such, the amounts shown above for 2022 and 2021 have been adjusted to reflect this additional adjustment.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are (i) for 2023, Gary Ferrera, Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia, and (ii) for 2022 and 2021, Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia.
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: S&P Retailing Industry Group Index.
PEO Total Compensation Amount	$ 29,075,616	$ 6,805,461	$ 14,837,267
PEO Actually Paid Compensation Amount	$ 20,082,673	3,099,419	20,206,196
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and the average “compensation actually paid” to our NEOs as a group, excluding our PEO (the “Non-PEO NEOs”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to 2023 total compensation to determine the 2023 compensation actually paid, with amounts for Non-PEO NEOs reflected as the average amounts for the Non-PEO NEOs as a group:

2023 Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$29,075,616	$4,737,996
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($27,806,174)	($4,042,069)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$1,081,432	$331,641
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$18,141,533	$1,040,923
Plus (less), change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior years that vested in the year	($409,734)	$381,409
Less, prior year-end fair value for any equity awards forfeited in the year	$0	($1,313,519)
2023 Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs	$20,082,673	$1,136,383

Non-PEO NEO Average Total Compensation Amount	$ 4,737,996	2,095,160	4,097,377
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,136,383	1,175,506	5,382,806
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and the average “compensation actually paid” to our NEOs as a group, excluding our PEO (the “Non-PEO NEOs”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to 2023 total compensation to determine the 2023 compensation actually paid, with amounts for Non-PEO NEOs reflected as the average amounts for the Non-PEO NEOs as a group:

2023 Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$29,075,616	$4,737,996
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($27,806,174)	($4,042,069)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$1,081,432	$331,641
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$18,141,533	$1,040,923
Plus (less), change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior years that vested in the year	($409,734)	$381,409
Less, prior year-end fair value for any equity awards forfeited in the year	$0	($1,313,519)
2023 Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs	$20,082,673	$1,136,383

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA

•	Relative TSR

•	Revenue

•	Same Store Sales

•	New Unit Growth

Total Shareholder Return Amount	$ 53	102	125
Peer Group Total Shareholder Return Amount	113	79	120
Net Income (Loss)	$ (744,962,000)	$ 43,173,000	$ 9,536,000
Company Selected Measure Amount	516,887,000	498,806,000	350,067,000
PEO Name	Jonathan Fitzpatrick
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store Sales
Measure:: 5
Pay vs Performance Disclosure
Name	New Unit Growth
PEO | Less, Value Of Stock Awards And Option Awards Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,806,174)
PEO | Plus, Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,081,432
PEO | Plus (Less), Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,141,533
PEO | Plus (Less), Change In Fair Value From Prior Fiscal YearEnd To Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(409,734)
PEO | Less, Prior YearEnd Fair Value For Any Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Less, Value Of Stock Awards And Option Awards Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,042,069)
Non-PEO NEO | Plus, Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,641
Non-PEO NEO | Plus (Less), Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,040,923
Non-PEO NEO | Plus (Less), Change In Fair Value From Prior Fiscal YearEnd To Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,409
Non-PEO NEO | Less, Prior YearEnd Fair Value For Any Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,313,519)